Inventories (Tables)	12 Months Ended
Dec. 31, 2015
Inventory, Net [Abstract]
Components of Inventories	Inventories at December 31 consisted of the following:

	2015	2014
Raw materials	$180.5	$232.9
Finished goods	443.5	474.8
Total	$624.0	$707.7